Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable consisted of the following:

	December 31,	December 31,
	2014	2013

Accounts receivable	$43,875,479	$30,119,170
Allowance for doubtful accounts	(307,710)	(1,659,281)

Accounts receivable, net	$43,567,769	$28,459,889

Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Allowance For Doubtful Accounts [Table Text Block]
An analysis of the allowance for doubtful accounts for the years ended December 31, 2014 and 2013 is as follows:

	Years ended December 31,
	2014	2013

Balance at beginning of year	$1,659,281	$1,339,556
Addition to doubtful accounts expense	191,578	1,013,100
Deduction – collection of doubtful accounts	(1,536,464)	(723,068)
Translation adjustments	(6,685)	29,693
Balance at end of year	$307,710	$1,659,281